Investment Strategy	Jun. 30, 2026
U.S. Diversified Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” – or indexing – investment approach to track the performance, before fees and expenses, of the Index.
USREX – U.S. Diversified Real Estate Index
The Index uses a rules-based methodology to provide diversified exposure to the liquid U.S. real estate market.
Construction of the Index begins with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens constitute the Index’s investment universe.
The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments). Companies in the Index’s investment universe may not be included in the Index due to certain leverage levels. Individual securities are subject to a maximum weighting of 4% at the time of each reconstitution of the Index.
The Index rules assign each company in the Index a classification (each, a “Property Type”) based on the percentage of the company’s assets invested in a particular property type. The Property Types included in the Index and the weight allocated to each Property Type, as of each Index reconstitution date, are as follows:

Residential	21.1%	Hotel	7.1%	Manufactured Home	2.1%
Office	16.2%	Health Care	8.5%	Self-Storage	2.2%
Industrial	13.9%	Data Center	8.1%	Home	0%
Retail	13.2%	Diversified	7.7%
Alternative and specialty Property Types not shown above, e.g., infrastructure, casinos, billboards, prisons, are excluded from the Index.
The Index seeks to diversify the geographic exposure of each Property Type by weighting each company within a Property Type based on the value and location of each property owned by such company. For each of the Residential, Office, Industrial, Retail, and Diversified Property Types, the Index calculates a target weight for each of the largest metropolitan areas in the United States based on factors related to population and productivity (each, a “Metro Area”), generally assigning higher target weights to Metro Areas with larger populations and greater productivity. The Index seeks to weight companies in each such Property Type so as to allocate the target weight assigned to each Metro Area, if any.
The Index also establishes target leverage levels by Property Type. Allocations to a company are reduced in proportion to the extent to which such company’s leverage level exceeds the greater of (i) the target leverage level for the applicable Property Type or (ii) the weighted average leverage level for the applicable Property Type.
The Index is reconstituted and rebalanced semi-annually in January and July. To reduce turnover, lower market capitalization and liquidity thresholds apply to companies included in the Index with respect to whether they are removed at the time of a reconstitution.
The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”) but may also include real estate companies that are not tax-qualified REITs.
The Index was created on January 9, 2018 by Vident Financial, LLC, the former parent company of Vident Asset Management (“Vident” or the “Adviser”), for use by the Fund. The Adviser now also serves as the Index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in real estate companies principally traded on a U.S. exchange. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders. For purposes of the foregoing policy, the Fund defines “real estate companies” to mean companies that (i) earn a majority of their revenue or income from or have a majority of their assets invested in owning or managing real estate properties or (ii) are structured as REITs.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.
The Frontier Economic Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Index.
The Alaska Last Frontier Index
The Index is a rules-based strategy index comprised of U.S. and non-U.S. listed equity securities of companies and MLPs that have exposure to the State of Alaska through their engagement in Alaskan Business Activities (defined below) (“Alaska Companies”), as determined by the index methodology criteria developed by Vident Asset Management (“Vident” or the “Adviser”). The starting universe of eligible companies in the Index consists of companies with market capitalization of at least $100 million (excluding non-traded shares). Companies eligible for inclusion must also meet certain minimum liquidity requirements.
The Index identifies and selects companies for inclusion using criteria designed to evaluate the extent of a company’s business activities connected to Alaska, including involvement in the state’s economic development through state revenue and GDP growth, job creation for Alaskan residents, having a local operational presence and physical assets in the State, and/or playing a role in Alaska’s long-term development. To be eligible for inclusion in the Index, a company must meet one of the following criteria related to its business activities in Alaska: (1) Operational Presence, or (2) Capital Investment, each as defined below (together, “Alaskan Business Activities”). To demonstrate Operational Presence in Alaska, a company must (i) employ full-time or part-time workers within Alaska or (ii) be physically present through the location of its regional headquarters, logistics hubs, retail outlets or other infrastructure in Alaska. To demonstrate Capital Investment, a company must (i) engage in strategic partnerships in Alaska (e.g., collaborations or formal partnerships within Alaska, including those with government entities, private enterprises, or publicly traded companies) or (ii) make fixed asset investments in Alaska (e.g., deployment of capital in mines, ports, pipelines, data centers, or other substantial infrastructure). Such data is collected from, but not limited to, a company’s press releases, public regulatory filings, documents provided by a company’s investment relations department, and other publicly available sources. If a company’s exposure to Alaskan Business Activities is below a minimum threshold, as determined by this criteria, the company will be excluded from the Index.
Eligible companies are weighted according to their market capitalization tier, defined as large-cap for all stocks in the top 70% of the investable universe by market capitalization, mid-cap for the next 20%, and small-cap for the remaining stocks. Upward adjustments to weighting are made programmatically to emphasize companies belonging to sectors that are particularly significant to Alaska’s economy as measured by Alaska’s share of U.S. GDP attributable to that sector. Accordingly, companies belonging to sectors deemed more central to the state’s economic profile, as determined by these criteria, are eligible to receive a higher weighting in the Index.
Index components are selected and weighted based on the above factors, subject to certain adjustments and limitations, including the following constraints: market capitalization, maximum allocation to a single security, minimum allocation to a single security, and minimum liquidity threshold. All Index rules are systematized and rely on data available at the end of each rebalancing period. The Index is reconstituted and rebalanced semi-annually in February and August.
The Index was created by Vident in 2025 for use by the Fund.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests primarily in equity securities of Alaska Companies.
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index, but may, when Vident believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2026, the Index, and consequently the Fund, had significant exposure to the industrial, energy, and consumer discretionary sectors and as of May 31, 2026, the Index was not concentrated in any industry or group of industries.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2026, the Index, and consequently the Fund, had significant exposure to the industrial, energy, and consumer discretionary sectors and as of May 31, 2026, the Index was not concentrated in any industry or group of industries.